RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet - Amounts recognised in the balance sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ 1,469	£ 424
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	1,578	550	£ 1,146
Other post-retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Net defined benefit asset	£ (109)	£ (126)